Compensation Plans (Weighted Average Assumptions Used) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.00%
Rates of Increase in Compensation Levels	3.99%	4.11%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.55%	4.27%
Rates of Increase in Compensation Levels	6.32%	6.33%